United States
                       Securities and Exchange Commission.
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment |X|; Amendment Number: One (1)
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
Address:  599 Lexington Avenue
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Randall Borkenstein
Title: Controller
Phone: (212) 583-4000
Signature, Place and Date of Signing:


/s/ Randall Borkenstein                New York                  August 25, 1999
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

Report Type (Check only one.):

|x|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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      None.
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   55,360

No.         13F File Number         Name

None.
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See attached schedule.

Page 1 of 1                                                             Ammended


                              FORM 13F- Ammendment
                                   Perry Corp.
                                 March 31, 1999

---------------------------------------------------------------------------------------------------------------------------------
         Item 1:           Item 2:     Item 3:       Item 4:      Item 5:         Item 6:           Item 7:         Item 8:
                          Title of                                         Investment Discretion                Voting Authority
                                                                           ------------------------------------------------------
     Name of Issuer        Class        CUSIP     Market Value   Quantity  Sole   Shared   Other   Managers   Sole   Share   None
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS     COM       00949T100      15,818       163,700    X                                 X
---------------------------------------------------------------------------------------------------------------------------------
AMP INC                     COM       031897101       7,065       131,600    X                                 X
---------------------------------------------------------------------------------------------------------------------------------
ASCEND COMM                 COM       043491109       9,565       114,300    X                                 X
---------------------------------------------------------------------------------------------------------------------------------
TRANSAMERICA                COM       893485102      22,912       322,700    X                                 X
---------------------------------------------------------------------------------------------------------------------------------
                                          Total      55,360
                                                  ============